Changes in Accrued Severance Benefits (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Balance at beginning of year		916,000,000	1,031,000,000	478,000,000
Acquisition of Gravity Games Corp.				427,000,000
Provisions for severance benefits	90,000	96,000,000	586,000,000	234,000,000
Severance payments	(179,000)	(190,000,000)	(648,000,000)	(91,000,000)
Terminated but not yet paid		(139,000,000)	(53,000,000)	(17,000,000)
Balance at end of year	$ 642,000	683,000,000	916,000,000	1,031,000,000